Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets
Schedule of changes in goodwill and intangible assets

Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets					Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships(2)	names(1)(2)	and other(1)(2)	Subtotal
Balance - January 1, 2025	4,124.9	503.2	1,203.5	1,844.6	602.0	4,153.3	8,278.2
Additions(3)	140.1	—	3.8	268.7	172.4	444.9	585.0
Disposals(3)	(76.8)	—	—	(236.4)	(25.8)	(262.2)	(339.0)
Amortization	—	—	(132.9)	(10.4)	(121.8)	(265.1)	(265.1)
Impairments(4)	(32.0)	—	(2.1)	—	(67.3)	(69.4)	(101.4)
Foreign exchange effect and other	74.2	—	21.4	65.0	21.1	107.5	181.7
Balance - December 31, 2025	4,230.4	503.2	1,093.7	1,931.5	580.6	4,109.0	8,339.4

Gross carrying amount	4,553.3	503.2	2,064.7	1,997.3	1,284.8	5,850.0	10,403.3
Accumulated amortization	—	—	(942.5)	(31.1)	(674.2)	(1,647.8)	(1,647.8)
Accumulated impairment and other	(322.9)	—	(28.5)	(34.7)	(30.0)	(93.2)	(416.1)
	4,230.4	503.2	1,093.7	1,931.5	580.6	4,109.0	8,339.4

	Goodwill	Intangible assets					Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships(2)	names(1)(2)	and other(1)(2)	Subtotal
Balance - January 1, 2024	3,121.9	503.2	1,070.6	1,169.9	510.7	3,254.4	6,376.3
Additions(3)	1,152.5	—	335.8	777.9	272.5	1,386.2	2,538.7
Disposals	(22.9)	—	(17.0)	(1.0)	(3.2)	(21.2)	(44.1)
Amortization	—	—	(125.0)	(2.8)	(138.7)	(266.5)	(266.5)
Impairments	(30.3)	—	(52.0)	(2.6)	(10.6)	(65.2)	(95.5)
Foreign exchange effect and other	(96.3)	—	(8.9)	(96.8)	(28.7)	(134.4)	(230.7)
Balance - December 31, 2024	4,124.9	503.2	1,203.5	1,844.6	602.0	4,153.3	8,278.2

Gross carrying amount	4,488.0	503.2	2,039.4	1,901.3	1,839.9	6,283.8	10,771.8
Accumulated amortization	—	—	(803.7)	(20.1)	(1,209.6)	(2,033.4)	(2,033.4)
Accumulated impairment and other	(363.1)	—	(32.2)	(36.6)	(28.3)	(97.1)	(460.2)
	4,124.9	503.2	1,203.5	1,844.6	602.0	4,153.3	8,278.2
(1)

Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2025 of $2,345.7 (December 31, 2024 - $2,294.7), which included brand names of $1,753.2 (December 31, 2024 - $1,700.5). Brand names and Lloyd’s participation rights are considered to be indefinite-lived based on their strength, history and expected future use.

(2)

Intangible assets with a finite life, including customer and broker relationships (8 to 20 years) and computer software (3 to 15 years), had an aggregate carrying value at December 31, 2025 of $1,763.3 (December 31, 2024 - $1,858.6).

(3)

On August 13, 2025 the company acquired The Keg Royalties Income Fund (“The Keg Fund”) and recorded the transaction as an asset purchase substantially comprised of the brand name and other intellectual property used in the operation of The Keg restaurants. On September 25, 2025 the company deconsolidated Keg Restaurants Ltd. During 2024 the company acquired Sleep Country and acquired additional interests in Meadow Foods and Peak Achievement, and consolidated their assets and liabilities on their respective acquisition dates. See note 21.

(4)	Primarily reflects non-cash impairment charges of $108.6 recorded at Boat Rocker in relation to its strategic transaction with Blue Ant. See note 21.

Schedule goodwill and intangible asset allocation to CGUs

Goodwill and intangible assets were allocated to the company’s cash-generating units (“CGUs”) as follows:

	December 31, 2025			December 31, 2024
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	387.6	1,327.6	940.0	431.0	1,371.0
Gulf Insurance	346.3	513.4	859.7	346.6	542.9	889.5
Brit(1)	169.1	520.9	690.0	167.3	521.6	688.9
Zenith National	317.6	55.0	372.6	317.6	62.6	380.2
Crum & Forster	132.6	73.3	205.9	132.6	84.0	216.6
Northbridge	77.8	101.6	179.4	76.9	110.9	187.8
Odyssey Group	107.9	56.2	164.1	107.9	49.8	157.7
All other(1)(2)	98.1	126.2	224.3	92.5	112.3	204.8
	2,189.4	1,834.2	4,023.6	2,181.4	1,915.1	4,096.5
Non-insurance companies
Recipe	266.6	899.7	1,166.3	264.0	835.3	1,099.3
Sleep Country	613.8	455.3	1,069.1	517.3	398.3	915.6
Peak Achievement	270.9	434.7	705.6	279.0	443.0	722.0
Meadow Foods	240.0	320.6	560.6	222.0	322.2	544.2
AGT	154.4	58.4	212.8	148.2	55.5	203.7
Thomas Cook India	117.5	51.9	169.4	123.4	46.0	169.4
Boat Rocker(3)	—	—	—	29.4	78.1	107.5
All other(4)	377.8	54.2	432.0	360.2	59.8	420.0
	2,041.0	2,274.8	4,315.8	1,943.5	2,238.2	4,181.7
	4,230.4	4,109.0	8,339.4	4,124.9	4,153.3	8,278.2
(1)	On January 1, 2025 Ki completed the separation from its parent company Brit and became a separate operating company within the Global Insurers and Reinsurers reporting segment.
(2)	Comprised primarily of balances related to Ki, AMAG Insurance, Eurolife General and Fairfax Central and Eastern Europe.
(3)	On August 1, 2025 the company deconsolidated Boat Rocker upon its strategic transaction with Blue Ant. See note 21.
(4)	Comprised primarily of balances related to Dexterra Group, Grivalia Hospitality and Fairfax India’s subsidiaries.